Schedule of Investments ─ IQ Hedge Macro Tracker ETF

July 31, 2021 (unaudited)

	Shares	Value
Exchange Traded Vehicles — 7.8%

Gold Funds — 3.1%
Aberdeen Standard Physical Gold Shares ETF*	488	$8,501
Graniteshares Gold Trust*	203	3,658
iShares Gold Trust*	2,993	103,438
SPDR Gold MiniShares Trust*(a)	867	15,641
Total Gold Funds		131,238
Silver Funds — 1.9%
Aberdeen Standard Physical Silver Shares ETF*	222	5,459
iShares Silver Trust*	3,203	75,687
Total Silver Funds		81,146
U.S. Dollar Fund — 2.8%
Invesco DB U.S. Dollar Index Bullish Fund*(a)	4,745	117,533
Total Exchange Traded Vehicles
(Cost $321,214)		329,917

Investment Companies — 92.2%

BRIC Equity Funds — 6.0%
iShares MSCI China ETF	2,856	203,547
SPDR S&P China ETF	458	53,009
Total BRIC Equity Funds		256,556

Broad Funds — 0.8%
FlexShares Global Upstream Natural Resources Index Fund(a)	635	24,010
SPDR S&P Global Natural Resources ETF	183	9,653
Total Broad Funds		33,663

Convertible Bond Funds — 10.1%
iShares Convertible Bond ETF	860	86,000
SPDR Bloomberg Barclays Convertible Securities ETF(a)	4,022	344,726
Total Convertible Bond Funds		430,726

Emerging Bonds - Local Currency Funds — 6.1%
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	2,757	72,371
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	6,114	190,207
Total Emerging Bonds - Local Currency Funds		262,578

Emerging Bonds - USD Funds — 2.8%
iShares J.P. Morgan USD Emerging Markets Bond ETF	911	102,697
Vanguard Emerging Markets Government Bond ETF	193	15,454
Total Emerging Bonds - USD Funds		118,151

Emerging Equity Funds — 7.0%
iShares Core MSCI Emerging Markets ETF(a)	2,342	148,038
Vanguard FTSE Emerging Markets ETF(a)	2,909	148,679
Total Emerging Equity Funds		296,717

Emerging Small Cap Equity Fund — 2.7%
SPDR S&P Emerging Markets SmallCap ETF	1,921	115,375

Europe Equity Funds — 6.1%
iShares Core MSCI Europe ETF	933	54,366
Vanguard FTSE Europe ETF	3,012	206,352
Total Europe Equity Funds		260,718

Floating Rate - Investment Grade Funds — 6.2%
iShares Floating Rate Bond ETF(a)	3,769	191,465
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	2,389	73,199
Total Floating Rate - Investment Grade Funds		264,664

High Yield Corporate Bond Funds — 3.0%
iShares iBoxx High Yield Corporate Bond ETF(a)	793	69,657
SPDR Bloomberg Barclays High Yield Bond ETF(a)	305	33,480
Xtrackers USD High Yield Corporate Bond ETF(a)	584	23,518
Total High Yield Corporate Bond Funds		126,655

Investment Grade Corporate Bond Funds — 4.8%
SPDR Portfolio Short Term Corporate Bond ETF	1,042	32,625
Vanguard Short-Term Corporate Bond ETF(a)	2,059	170,629
Total Investment Grade Corporate Bond Funds		203,254

U.S. Large Cap Core Funds — 0.5%
Energy Select Sector SPDR Fund(a)	350	17,287
Vanguard Energy ETF(a)	53	3,672
Total U.S. Large Cap Core Funds		20,959

U.S. Large Cap Growth Funds — 1.5%
Schwab U.S. Large-Cap Growth ETF(a)	58	8,748
Vanguard Growth ETF	154	45,575
Vanguard Mega Cap Growth ETF(a)	28	6,707
Vanguard Russell 1000 Growth ETF	54	3,893
Total U.S. Large Cap Growth Funds		64,923

U.S. Medium Term Treasury Bond Funds — 6.1%
iShares 3-7 Year Treasury Bond ETF(a)	971	127,919
Schwab Intermediate-Term U.S. Treasury ETF	704	40,487
Vanguard Intermediate-Term Treasury ETF	1,316	90,212
Total U.S. Medium Term Treasury Bond Funds		258,618

U.S. Ultra Short Term Bond Funds — 28.5%
Invesco Treasury Collateral ETF	479	50,616
IQ Ultra Short Duration ETF†	23,480	1,162,964
Total U.S. Ultra Short Term Bond Funds		1,213,580

Total Investment Companies
(Cost $3,630,743)		3,927,137

Short-Term Investments — 17.3%

Money Market Funds — 17.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(b)(c)	727,608	727,608
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%(b)	6,665	6,665
Total Short-Term Investments
(Cost $734,273)		734,273

Total Investments — 117.3%
(Cost $4,686,230)		4,991,327
Other Assets and Liabilities, Net — (17.3)%		(734,714)
Net Assets — 100.0%		$4,256,613

*	Non-income producing securities.
†	Affiliated Fund.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $907,042; total market value of collateral held by the Fund was $929,515. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $201,907.
(b)	Reflects the 1-day yield at July 31, 2021.
(c)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ IQ Hedge Macro Tracker ETF (continued)

July 31, 2021 (unaudited)

Total Return Swap contracts outstanding at July 31, 2021:
Total Return Benchmark	Counterparty	Floating Rate(d)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(e)
Aberdeen Standard Physical Gold Shares ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	$854	$–
Aberdeen Standard Physical Silver Shares ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	541	–
Energy Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	1,729	–
Fidelity MSCI Real Estate Index ETF	Morgan Stanley	1-Day FEDEF - 24.40%	5/03/2022	Monthly	(1,875)	–
FlexShares Global Upstream Natural Resources Index Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	2,382	–
Graniteshares Gold Trust	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	360	–
Invesco DB U.S. Dollar Index Bullish Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	11,691	–
Invesco Treasury Collateral ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	5,072	–
IQ Ultra Short Duration ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	115,702	–
iShares 20+ Year Treasury Bond ETF	Morgan Stanley	1-Day FEDEF - 0.85%	5/03/2022	Monthly	(16,148)	–
iShares 3-7 Year Treasury Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	12,779	–
iShares Broad USD Investment Grade Corporate Bond ETF	Morgan Stanley	1-Day FEDEF - 1.35%	5/03/2022	Monthly	(4,533)	–
iShares Convertible Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	8,600	–
iShares Core MSCI Emerging Markets ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	14,728	–
iShares Core MSCI Europe ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	5,419	–
iShares Core U.S. REIT ETF	Morgan Stanley	1-Day FEDEF - 3.15%	5/03/2022	Monthly	(2,383)	–
iShares Floating Rate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	19,050	–
iShares Gold Trust	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	10,299	–
iShares iBoxx $ Investment Grade Corporate Bond ETF	Morgan Stanley	1-Day FEDEF - 1.20%	5/03/2022	Monthly	(31,010)	–
iShares iBoxx High Yield Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	6,939	–
iShares JP Morgan USD Emerging Markets Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	10,258	–
iShares MSCI China ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	20,241	–
iShares MSCI Emerging Markets Min Vol Factor ETF	Morgan Stanley	1-Day FEDEF - 0.35%	5/03/2022	Monthly	(124,875)	–
iShares MSCI Japan ETF	Morgan Stanley	1 Day FEDEF - 1.35%	5/03/2022	Monthly	(29,193)	–
iShares Silver Trust	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	7,538	–
Schwab Intermediate-Term U.S. Treasury ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	4,026	–
Schwab U.S. Large-Cap Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	905	–
SPDR Bloomberg Barclays Convertible Securities ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	34,284	–
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	7,193	–
SPDR Bloomberg Barclays High Yield Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	3,293	–

Schedule of Investments ─ IQ Hedge Macro Tracker ETF (continued)

July 31, 2021 (unaudited)

Total Return Benchmark	Counterparty	Floating Rate(d)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(e)
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	$7,292	$–
SPDR Dow Jones International Real Estate ETF	Morgan Stanley	1-Day FEDEF - 0.80%	5/03/2022	Monthly	(20,390)	–
SPDR Gold MiniShares Trust	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	1,551	–
SPDR Portfolio Long Term Treasury ETF	Morgan Stanley	1-Day FEDEF - 0.35%	5/03/2022	Monthly	(3,804)	–
SPDR Portfolio Short Term Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	3,256	–
SPDR S&P China ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	5,324	–
SPDR S&P Emerging Markets SmallCap ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	11,471	–
SPDR S&P Global Natural Resources ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	950	–
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	18,915	–
Vanguard Emerging Markets Government Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	1,521	–
Vanguard Energy ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	346	–
Vanguard FTSE Emerging Markets ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	14,771	–
Vanguard FTSE Europe ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	20,553	–
Vanguard Global ex-U.S. Real Estate ETF	Morgan Stanley	1-Day FEDEF - 0.35%	5/03/2022	Monthly	(109,850)	–
Vanguard Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	4,439	–
Vanguard Intermediate-Term Corporate Bond ETF	Morgan Stanley	1-Day FEDEF - 0.35%	5/03/2022	Monthly	(35,649)	–
Vanguard Intermediate-Term Treasury ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	8,980	–
Vanguard Long-Term Treasury ETF	Morgan Stanley	1-Day FEDEF - 2.65%	5/03/2022	Monthly	(2,542)	–
Vanguard Mega Cap Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	719	–
Vanguard Real Estate ETF	Morgan Stanley	1-Day FEDEF - 0.15%	5/03/2022	Monthly	(46,661)	–
Vanguard Russell 1000 Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	361	–
Vanguard Short-Term Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	16,988	–
Xtrackers USD High Yield Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	2,336	–
						$–

At July 31, 2021 there was no collateral held or posted. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(d) Portfolio pays or receives the floating rate and receives or pays the total return of the reference rate entity.

(e) Reflects the value at reset date of July 31, 2021.

Abbreviation

FEDEF — Federal Funds Effective Rate

Schedule of Investments ─ IQ Hedge Macro Tracker ETF (continued)

July 31, 2021 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2021. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(f)
Exchange Traded Vehicles	$329,917	$–	$–	$329,917
Investment Companies	3,927,137	–	–	3,927,137
Short-Term Investments:
Money Market Funds	734,273	–	–	734,273
Total Investments in Securities	4,991,327	–	–	4,991,327
Other Financial Instruments:(g)
Swap Contracts	–	–	–	–
Total Investments in Securities and Other Financial Instruments	$4,991,327	$–	$–	$4,991,327
Liability Valuation Inputs
Other Financial Instruments:(g)
Swap Contracts	$–	$–	$–	$–

(f)	For a complete listing of investments and their industries, see the Schedule of Investments.
(g)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended July 31, 2021, the Fund did not have any transfers between any levels within the fair value hierarchy.

A summary of the Fund’s transactions with affiliated fund during the period ended July 31, 2021 is as follows:

Affiliated Holdings

	Shares at 04/30/2021	Value ($) at 04/30/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Shares at 07/31/2021	Value ($) at 07/31/2021
IQ Ultra Short Duration ETF	15,621	774,958	389,782	–	–	(1,776)	2,245	–	23,480	1,162,964